SEGMENT DISCLOSURES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about entity reportable segments, assets and liabilities [Table Text Block]
December 31, 2017
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$20,884	$1,034	$6,212	$2,360	$7,594	$193	$38,277
Restricted cash	1,000	-	-	-	-	-	1,000
Investments	168	-	-	-	-	-	168
Accounts receivables	341	893	12,115	4,100	15,602	961	34,012
Inventories	-	-	8,476	2,178	2,477	-	13,131
Prepaid expenses	1,090	128	125	77	176	315	1,911
Non-current deposits	76	-	316	144	74	-	610
Deferred income tax asset	-	-	-	655	-	-	655
Mineral property, plant and equipment	691	11,285	42,264	6,766	15,929	11,881	88,816
Total assets	$24,250	$13,340	$69,508	$16,280	$41,852	$13,350	$178,580

Accounts payable and accrued liabilities	$5,829	$225	$4,484	$1,774	$5,117	$899	$18,328
Income taxes payable	727	-	1,499	940	19	-	3,185
Deferred lease inducement	236	-	-	-	-	-	236
Provision for reclamation and rehabilitation	-	-	2,086	1,772	4,074	50	7,982
Deferred income tax liability	-	200	528	637	227	-	1,592
Total liabilities	$6,792	$425	$8,597	$5,123	$9,437	$949	$31,323

December 31, 2016
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$62,223	$499	$1,649	$1,627	$6,183	$136	$72,317
Investments	85	-	-	-	-	-	85
Accounts receivables	607	978	5,019	4,845	13,786	325	25,560
Inventories	-	-	8,946	1,831	2,654	-	13,431
Prepaid expenses	1,363	165	404	60	40	5	2,037
Non-current deposits	76	56	311	143	73	-	659
Deferred income tax asset	-	-	-	-	183	-	183
Mineral property, plant and equipment	247	10,836	38,105	6,972	3,205	6,873	66,238
Total assets	$64,601	$12,534	$54,434	$15,478	$26,124	$7,339	$180,510

Accounts payable and accrued liabilities	$5,829	$1,250	$5,025	$2,093	$3,953	$79	$18,229
Income taxes payable	452	525	1,030	2,309	315	-	4,631
Credit facility	9,000	-	-	-	-	-	9,000
Provision for reclamation and rehabilitation	-	-	2,058	1,755	4,033	-	7,846
Deferred income tax liability	-	-	7,340	205	-	-	7,545
Total liabilities	$15,281	$1,775	$15,453	$6,362	$8,301	$79	$47,251

Disclosure of detailed information about entity reportable segments, income and expenditures [Table Text Block]
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total
	Year ended December 31, 2017
Silver revenue	$-	$-	$37,161	$15,265	$31,934	$-	$84,360
Gold revenue	-	-	6,210	33,154	26,775	-	66,139
Total revenue	$-	$-	$43,371	$48,419	$58,709	$-	$150,499

Salaries, wages and benefits:
mining	$-	$-	$6,027	$5,023	$8,798	$-	$19,848
processing	-	-	1,951	978	1,765	-	4,694
administrative	-	-	2,948	2,419	3,023	-	8,390
stock based compensation	-	-	68	67	67	-	202
change in inventory	-	-	209	(91)	36	-	154
Total salaries, wages and benefits	-	-	11,203	8,396	13,689	-	33,288

Direct costs:
mining	-	-	12,567	11,777	15,900	-	40,244
processing	-	-	6,709	6,921	8,742	-	22,372
administrative	-	-	2,164	1,893	2,906	-	6,963
change in inventory	-	-	833	(227)	59	-	665
Total direct production costs	-	-	22,273	20,364	27,607	-	70,244

Depreciation and depletion:
depreciation and depletion	-	-	13,934	1,900	1,332	-	17,166
change in inventory	-	-	(569)	(6)	(9)	-	(584)
Total depreciation and depletion	-	-	13,365	1,894	1,323	-	16,582

Royalties	-	-	1,239	228	273	-	1,740
Write down of inventory to NRV	-	-	166	-	-	-	166

Total cost of sales	$-	$-	$48,246	$30,882	$42,892	$-	$122,020

Earnings (loss) before taxes	$(7,694)	$(10,564)	$(4,875)	$17,537	$15,817	$(2,334)	$7,887

Current income tax expense (recovery)	(10)	-	676	3,981	3	-	4,650
Deferred income tax expense (recovery)	-	200	(5,589)	(1,473)	415	-	(6,447)
Total income tax expense (recovery)	(10)	200	(4,913)	2,508	418	-	(1,797)

Net earnings (loss)	$(7,684)	$(10,764)	$38	$15,029	$15,399	$(2,334)	$9,684

	Year ended December 31, 2016
Silver revenue	$-	$-	$34,349	$18,166	$34,250	$-	$86,765
Gold revenue	-	-	5,871	37,907	26,224	-	70,002
Total revenue	$-	$-	$40,220	$56,073	$60,474	$-	$156,767
Salaries, wages and benefits:
mining	$-	$-	$4,925	$5,687	$8,556	$-	$19,168
processing	-	-	1,797	936	1,655	-	4,388
administrative	-	-	2,865	2,446	2,772	-	8,083
stock based compensation	-	-	26	26	26	-	78
change in inventory	-	-	(759)	144	74	-	(541)
Total salaries, wages and benefits	-	-	8,854	9,239	13,083	-	31,176
Direct costs:
mining	-	-	11,098	9,510	18,055	-	38,663
processing	-	-	7,491	7,842	11,061	-	26,394
administrative	-	-	2,385	1,820	2,885	-	7,090
change in inventory	-	-	(1,983)	408	226	-	(1,349)
Total direct production costs	-	-	18,991	19,580	32,227	-	70,798
Depreciation and depletion:
depreciation and depletion	-	-	7,186	3,905	2,714	-	13,805
change in inventory	-	-	(396)	259	284	-	147
Total depreciation and depletion	-	-	6,790	4,164	2,998	-	13,952
Royalties	-	-	1,405	268	275	-	1,948
Total cost of sales	$-	$-	$36,040	$33,251	$48,583	$-	$117,874

Earnings (loss) before taxes	$(16,196)	$(9,840)	$4,180	$22,822	$11,891	$(538)	$12,319
Current income tax expense (recovery)	-	-	510	6,811	434	-	7,755
Deferred income tax expense (recovery)	-	-	681	(62)	35	-	654
Total income tax expense (recovery)	-	-	1,191	6,749	469	-	8,409
Net earnings (loss)	$(16,196)	$(9,840)	$2,989	$16,073	$11,422	$(538)	$3,910